FINANCIAL RISK MANAGEMENT - Fair value estimation (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair value | Level 2
Fair Value Measurement Of Assets And Liabilities
Financial assets	$ 11,067
Financial liabilities	79,312	$ 2,668
Fair value | Level 3
Fair Value Measurement Of Assets And Liabilities
Financial assets	132	1,756
Financial liabilities	302,105	268,722
Fair value | Long-term debt | Level 2 | Debt portion of convertible note
Fair Value Measurement Of Assets And Liabilities
Financial liabilities	76,582
Fair value | Long-term debt | Level 3 | Offtake obligation
Fair Value Measurement Of Assets And Liabilities
Financial liabilities	78,085	67,702
Fair value | Long-term debt | Level 3 | Stream obligation
Fair Value Measurement Of Assets And Liabilities
Financial liabilities	224,020	201,020
Fair value | Restricted share unit liability | Level 2
Fair Value Measurement Of Assets And Liabilities
Financial liabilities	2,730	2,668
Fair value | Receivables and other | Level 2
Fair Value Measurement Of Assets And Liabilities
Financial assets	11,067
Fair value | Other assets | Level 3
Fair Value Measurement Of Assets And Liabilities
Financial assets	132	1,756
Carrying value | Designated at FVTPL
Fair Value Measurement Of Assets And Liabilities
Financial liabilities	304,835	271,390
Carrying value | Designated at FVTPL | Long-term debt | Offtake obligation
Fair Value Measurement Of Assets And Liabilities
Financial liabilities	78,085	67,702
Carrying value | Designated at FVTPL | Long-term debt | Stream obligation
Fair Value Measurement Of Assets And Liabilities
Financial liabilities	224,020	201,020
Carrying value | Designated at FVTPL | Restricted share unit liability
Fair Value Measurement Of Assets And Liabilities
Financial liabilities	2,730	2,668
Carrying value | Other financial liabilities
Fair Value Measurement Of Assets And Liabilities
Financial liabilities	495,908	340,834
Carrying value | Other financial liabilities | Long-term debt | Senior secured term credit facility
Fair Value Measurement Of Assets And Liabilities
Financial liabilities	365,890	232,438
Carrying value | Other financial liabilities | Long-term debt | Debt portion of convertible note
Fair Value Measurement Of Assets And Liabilities
Financial liabilities	76,582
Carrying value | Other financial liabilities | Accounts payable and accrued liabilities
Fair Value Measurement Of Assets And Liabilities
Financial liabilities	53,436	108,396
Carrying value | Designated at FVTPL
Fair Value Measurement Of Assets And Liabilities
Financial assets	132	1,756
Carrying value | Designated at FVTPL | Other assets
Fair Value Measurement Of Assets And Liabilities
Financial assets	132	1,756
Carrying value | Loans and receivables
Fair Value Measurement Of Assets And Liabilities
Financial assets	80,872	166,428
Carrying value | Loans and receivables | Cash and cash equivalents
Fair Value Measurement Of Assets And Liabilities
Financial assets	56,285	141,791
Carrying value | Loans and receivables | Receivables and other
Fair Value Measurement Of Assets And Liabilities
Financial assets	19,551	15,260
Carrying value | Loans and receivables | Restricted Cash
Fair Value Measurement Of Assets And Liabilities
Financial assets	$ 5,036	$ 9,377